Income tax expense (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Income Tax Expense Details
Net income (loss) before income taxes		$ (8,894,853)		$ (8,725,051)		$ 5,688,136
Canadian statutory income tax rate	27.00%	27.00%	27.00%	27.00%	26.00%	26.00%
Income tax (recovery) at statutory income tax rate		$ (2,401,610)		$ (2,355,764)		$ 1,478,915
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses		156,966		223,463		407,593
Change in statutory tax rates		962,486				(511,508)
Foreign exchange adjustment		110,121		112,581		(489,665)
Foreign tax credit benefit				(256,500)		(1,755,678)
Non-taxable portion of capital gain		(50,525)
Other		91,668		(271,676)		(318,664)
Effective Income Tax Rate Reconciliation, Nondeductible Expense		(1,130,894)		(2,547,896)		(1,189,007)
Change in valuation allowance		$ 1,130,894		$ 2,547,896		$ (5,633,993)
Income tax expense (recovery) Deferred					$ (6,823,000)
Income taxes in foreign jurisdictions	75,545		374,511		1,970,908
Income tax expense (recovery)	$ 75,545		$ 374,511		$ (4,852,092)